ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Balance Sheets

Condensed Balance Sheets

		As of December 31,
	Note	2012	2013	2013
		(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Current assets:
Cash and cash equivalents		3,216	4,671	772
Other receivables		98	98	16
Deferred expenses		3,969	4,155	686
Amount due from subsidiaries	b	3,600,276	3,480,154	574,881

Total current assets		3,607,559	3,489,078	576,355

Non-current assets:
Long-term deferred expenses	c	4,090	175	29

Total non-current assets		4,090	175	29

Total assets		3,611,649	3,489,253	576,384

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	d	11,654	14,987	2,476
Derivative contracts		8,127	—	—
Amount due to subsidiaries	b	21,073	20,441	3,377

Total current liabilities		40,854	35,428	5,853

Non-current liabilities:
Convertible bonds		368,590	470,357	77,697
Loss in excess of investments	a	454,862	1,093,073	180,563

Total non-current liabilities		823,452	1,563,430	258,260

Total liabilities		864,306	1,598,858	264,113

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2012 and 2013, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 423,395,432 shares and 431,525,432 shares issued and outstanding at December 31, 2012 and 2013, respectively)		316	321	53
Additional paid-in capital		4,004,199	4,022,147	664,411
Accumulated deficit		(1,255,977)	(2,130,067)	(351,862)
Accumulated other comprehensive loss		(1,219)	(2,030)	(335)

Total shareholders’ equity		2,747,319	1,890,371	312,267

Total liabilities, redeemable ordinary shares and shareholders’ equity		3,611,649	3,489,253	576,384

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

		For the year ended December 31,
	Note	2011	2012	2013	2013
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net revenues		—	—	—	—
Cost of revenues		—	—	—	—

Gross loss		—	—	—	—
Operating expenses		(20,574)	(7,753)	(10,355)	(1,710)

Operating loss		(20,574)	(7,753)	(10,355)	(1,710)

Share of loss from subsidiaries		(843,703)	(1,336,805)	(642,447)	(106,125)
Interest expenses – net		(142,404)	(118,680)	(133,585)	(22,067)
Changes in fair value of derivative contracts		(7,508)	(4,784)	6,564	1,084
Changes in fair value of conversion feature of convertible bonds		264,384	(5,692)	(6,105)	(1,008)
Loss on extinguishment of debt		—	(82,713)	—	—
Exchange losses		(180,299)	(7,651)	(88,973)	(14,697)

Loss before tax		(930,104)	(1,564,078)	(874,901)	(144,523)
Income tax expenses		—	—	—	—

Net loss		(930,104)	(1,564,078)	(874,901)	(144,523)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(56,383)	(41,176)	(2,500)	(413)

Net cash used in investing activities	(5,105)	(13,001)	(11,338)	(1,873)

Net cash provided by financing activities	40,449	50,623	15,293	2,527

Net increase (decrease) in cash and cash equivalents	(21,039)	(3,554)	1,455	241
Cash and cash equivalents at the beginning of year	27,809	6,770	3,216	531

Cash and cash equivalents at the end of year	6,770	3,216	4,671	772